Income taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 9: Income taxes

A valuation allowance equal to the total of the Company's net deferred tax assets has been recognized for financial reporting purposes. The net changes in the valuation allowance were decreases of approximately $1.9 million and increases of $1.3 million during the years ended December 31, 2011 and 2010, respectively. The Company's deferred tax liabilities are not significant.

Significant components of the Company's deferred tax assets are as follows as of December 31, 2011 and 2010 (in thousands):

	2011	2010

Net operating loss carryforwards	$19,720	$16,729
Contingent liability reserves	158	224
Stock options and warrants	1,973	5,590
Valuation discount	(99)	1,371
Other	165	222
	21,917	24,136
Valuation allowance – deferred tax assets	(21,917)	(24,136)
	$-	$-

A reconciliation of income tax expense (benefit) at the statutory rate to income tax expense at the Company's effective rate is shown below for the years ended December 31, 2011 and 2010 (in thousands):

	2011	2010

Computed at statutory rate (34%)	$(5,911)	$(3,349)
(Decrease) increase in valuation allowance for deferred tax assets	(2,220)	1,336
Loss on extinguishment of debt	4,267	209
Stock and stock options	3,745	757
Derivative liabilities	(1,338)	100
Valuation discount	1,558	763
Non-deductible items and other	(101)	184
Benefit for income taxes	$-	$-

At December 31, 2011, the Company has net operating loss carryforwards, which expire in various amounts during 2012 through 2031, of approximately $51.9 million.  The Internal Revenue Code provides for limitations on the use of net operating loss carryforwards for acquired entities. The Company’s annual limitation for the use of CASTion’s net operating loss carryforwards for periods prior to the date of acquisition for income tax reporting purposes is approximately $300,000. As further discussed in Note 12, the Company has agreed, in conjunction with the Offer in Compromise accepted by the IRS in March 2011, that any net operating losses sustained for the years ending December 31, 2010 through December 31, 2012 will not be claimed as deductions under the provisions of Section 172 of the Internal Revenue Code except to the extent that such net operating losses exceed the amount of interest and penalties abated, which totaled $2,263,000.